5. Stockholder's Equity	1 Months Ended
Feb. 28, 2014
Notes
5. Stockholder's Equity

5. STOCKHOLDER’S EQUITY

Common Stock

The authorized capital stock of the Company consists of 560,000,000 shares of Common Stock, par value $.0001 per share.

On February 24, 2014 the company entered into a Contribution Agreement with mCig, Inc. In accordance with this agreement VitaCig, Inc accepted the contribution by mCig, Inc. of specific assets consisting solely of pending trademarks for the term “VitaCig” filed with the USPTO on January 18, 2014, and $500 in cash as contribution in exchange for 500,135,000 shares of common capital stock representing 100% of the shares outstanding of VitaCig, Inc.